Equity Securities Issued (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Equity Securities Issued [Abstract]
Fully paid	$ 62,132,784	$ 60,511,326
Fully paid, shares	177,218,406	163,215,706